Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000013133
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	1.70%	0.36%		1.89%
C000013135
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.37%	0.29%		1.62%
C000092720
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013173
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	1.30%	0.39%		1.81%
C000013172
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	2.89%	0.31%		1.55%
C000063955
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013114
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	0.58%	0.29%		1.59%
C000013116
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	2.11%	0.20%		1.31%
C000092718
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000100969
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	1.97%	0.44%		2.24%
C000100970
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.57%	0.36%	1.89%
C000100971
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013127
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	0.41%	0.17%		2.02%
C000013129
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	2.12%	0.10%		1.74%
C000063948
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013145
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	1.09%	0.24%		1.68%
C000013147
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	2.82%	0.15%		1.42%
C000063951
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000013133
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%	1.03%		2.22%
Without Sales Load [Member] | C000013135
Average Annual Return [Line Items]
Average Annual Return, Percent	4.37%	0.29%		1.62%
Without Sales Load [Member] | C000092720
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%	1.23%		2.43%
Without Sales Load [Member] | C000013173
Average Annual Return [Line Items]
Average Annual Return, Percent	4.67%	1.05%		2.15%
Without Sales Load [Member] | C000013172
Average Annual Return [Line Items]
Average Annual Return, Percent	3.89%	0.31%		1.55%
Without Sales Load [Member] | C000063955
Average Annual Return [Line Items]
Average Annual Return, Percent	4.99%	1.27%		2.36%
Without Sales Load [Member] | C000013114
Average Annual Return [Line Items]
Average Annual Return, Percent	3.95%	0.95%		1.92%
Without Sales Load [Member] | C000013116
Average Annual Return [Line Items]
Average Annual Return, Percent	3.11%	0.20%		1.31%
Without Sales Load [Member] | C000092718
Average Annual Return [Line Items]
Average Annual Return, Percent	4.15%	1.15%		2.13%
Without Sales Load [Member] | C000100969
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%	1.10%		2.59%
Without Sales Load [Member] | C000100970
Average Annual Return [Line Items]
Average Annual Return, Percent	4.57%	0.36%	1.89%
Without Sales Load [Member] | C000100971
Average Annual Return [Line Items]
Average Annual Return, Percent	5.53%	1.35%		2.84%
Without Sales Load [Member] | C000013127
Average Annual Return [Line Items]
Average Annual Return, Percent	3.81%	0.84%		2.35%
Without Sales Load [Member] | C000013129
Average Annual Return [Line Items]
Average Annual Return, Percent	3.12%	0.10%		1.74%
Without Sales Load [Member] | C000063948
Average Annual Return [Line Items]
Average Annual Return, Percent	4.01%	1.06%		2.56%
Without Sales Load [Member] | C000013145
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%	0.90%		2.02%
Without Sales Load [Member] | C000013147
Average Annual Return [Line Items]
Average Annual Return, Percent	3.82%	0.15%		1.42%
Without Sales Load [Member] | C000063951
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%	1.09%		2.21%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%	1.18%		2.47%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%	1.18%		2.47%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%	1.18%		2.47%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%	1.18%		2.47%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%	1.18%		2.47%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%	1.18%		2.47%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%	1.18%		2.47%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%	1.18%		2.47%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%	1.18%		2.47%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%	1.18%		2.47%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%	1.18%	2.40%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%	1.18%		2.47%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%	1.18%		2.47%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%	1.18%		2.47%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%	1.18%		2.47%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%	1.18%		2.47%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%	1.18%		2.47%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%	1.18%		2.47%
EATON VANCE Index: Bloomberg Arizona Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Arizona Municipal Bond Index
Average Annual Return, Percent	3.95%	1.00%		2.29%
EATON VANCE Index: Bloomberg Arizona Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Arizona Municipal Bond Index
Average Annual Return, Percent	3.95%	1.00%		2.29%
EATON VANCE Index: Bloomberg Arizona Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Arizona Municipal Bond Index
Average Annual Return, Percent	3.95%	1.00%		2.29%
EATON VANCE Index: Bloomberg Connecticut Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Connecticut Municipal Bond Index
Average Annual Return, Percent	3.36%	1.28%		2.26%
EATON VANCE Index: Bloomberg Connecticut Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Connecticut Municipal Bond Index
Average Annual Return, Percent	3.36%	1.28%		2.26%
EATON VANCE Index: Bloomberg Connecticut Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Connecticut Municipal Bond Index
Average Annual Return, Percent	3.36%	1.28%		2.26%
EATON VANCE Index: Bloomberg Minnesota Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index
Average Annual Return, Percent	3.19%	0.93%		2.05%
EATON VANCE Index: Bloomberg Minnesota Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index
Average Annual Return, Percent	3.19%	0.93%		2.05%
EATON VANCE Index: Bloomberg Minnesota Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index
Average Annual Return, Percent	3.19%	0.93%		2.05%
EATON VANCE Index: Bloomberg New Jersey Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New Jersey Municipal Bond Index
Average Annual Return, Percent	4.04%	1.80%		3.19%
EATON VANCE Index: Bloomberg New Jersey Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New Jersey Municipal Bond Index
Average Annual Return, Percent	4.04%	1.80%		3.19%
EATON VANCE Index: Bloomberg New Jersey Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New Jersey Municipal Bond Index
Average Annual Return, Percent	4.04%	1.80%		3.19%
EATON VANCE Index: Bloomberg Pennsylvania Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Municipal Bond Index
Average Annual Return, Percent	3.70%	1.29%		2.67%
EATON VANCE Index: Bloomberg Pennsylvania Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Municipal Bond Index
Average Annual Return, Percent	3.70%	1.29%		2.67%
EATON VANCE Index: Bloomberg Pennsylvania Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Municipal Bond Index
Average Annual Return, Percent	3.70%	1.29%		2.67%